Offerings	Feb. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.100% Series RR Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99293
Maximum Aggregate Offering Price	$ 496,465,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,008.8
Offering Note
(1)	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Series SS Notes due 2037
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.987
Maximum Aggregate Offering Price	$ 1,480,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 226,664.55
Offering Note
(1)	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.